Property, plant and equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Mar. 02, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 556
Sensitivity impact estimate under fair value model	An increase and decrease in discount rate of 1% would impact the recoverable amount by estimates of approximately $2.3 million decrease and $2.4 million increase, respectively, an increase and decrease in gold recovery rate of 1% would impact the recoverable amount by estimates of approximately $4.7 million increase and $4.7 million decrease, respectively, and an increase and decrease in long-term gold price of $100 per ounce would impact the recoverable amount by estimates of approximately $16.6 million increase and $17.3 million decrease, respectively.
Borrowing costs capitalized as property, plant and equipment	$ 100	$ 4,200
Impairment of property, plant and equipment	55,979
Property plant and equipment	177,913	259,319
Hochschild [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Final option payment	$ 7,500
San Felipe property located in Sonora, Mexico [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of acquisition				100.00%
Hochschild [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment			$ 3,700
Assets held for sale			10,600
Fair value of assets			$ 6,900
Weighted average cost of capital, measurement input [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate increase assumption	6.00%
Weighted average cost of capital, measurement input [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate increase assumption	8.00%
Net asset value [member] | Discounted cash flow [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net assets determined after-tax discounted cash flows increase	$ 662
Gold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net assets determined after-tax discounted cash flows increase	1,860
Net assets determined after-tax discounted cash flows decrease	$ 1,608
Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property useful life	5 years
Relief Canyon Mine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 1,218
Mining interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating target capacity percentage	60.00%
Transfer from non-producing properties	$ 676
Impairment loss	412
Inventories [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfer from non-producing properties	293
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	107
Property plant and equipment	274
Right-of-Use Lease Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	37
Right-of-use assets	41
Mineral Interests [member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral interests	268
Damaged Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	4
Property purchase option [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment		$ 9,300
San Felipe property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant and equipment	$ 125